UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-07090

BlackRock California Insured Municipal 2008 Term Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Insured Municipal 2008 Term Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2007

BlackRock California Insured Municipal 2008 Term Trust (BFC)

(Percentages shown are based on Net Assets)
Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—87.1%
		California—77.2%
$1,060		Anaheim Union High Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.50%,
		8/01/08, FSA	No Opt. Call	$1,060,244
		California,
3,000		Pub. Impvts. GO, 5.50%, 2/01/10, MBIA	No Opt. Call	3,154,710
15,000		Pub. Impvts. Misc. GO, 6.30%, 9/01/08, MBIA	No Opt. Call	15,561,300
2,000		Recreational Fac. Impvts. Ad Valorem Ppty. Tax GO, 6.25%, 9/01/08, FGIC	No Opt. Call	2,073,480
3,000		Sch. Impvts. Misc. GO, 5.50%, 4/01/09, MBIA	No Opt. Call	3,113,910
2,600		Castaic Lake Wtr. Agcy., Non-Terminable Lease COP, Wtr. Sys. Impvt. Proj., Ser. A,
		7.25%, 8/01/10, MBIA	No Opt. Call	2,888,548
1,000		City of Chula Vista, Pub. Impvts. Lease Abatement COP, Police Fac. Proj., 4.00%, 8/01/08,
		MBIA	No Opt. Call	1,005,780
5,500	[2]	Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon,
		8/01/08, FGIC	ETM	5,238,475
2,635		Cnty. of Alameda, Lease Approp. COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	2,645,830
11,000		Cnty. of San Diego, Lease Abatement COP, 5.625%, 9/01/12, AMBAC	No Opt. Call	11,526,680
7,500		Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	7,467,300
1,855		El Paso de Robles, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 8/01/09,
		FGIC	No Opt. Call	1,701,963
4,025		Elsinore Valley Mun. Wtr. Dist., Non-Terminable Lease COP, Ser. A, 6.00%, 7/01/09,
		FGIC	No Opt. Call	4,181,653
2,000		Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nusing Home RB, Sutter Hlth. Care Sys. Proj.,
		5.70%, 8/15/09, MBIA	04/07 @ 102	2,042,940
1,245		Long Beach Brd. of Fin. Auth., Cash Flow Mgmt. TA, Redev. Proj., 3.50%, 8/01/08,
		AMBAC	No Opt. Call	1,244,477
		Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB,
2,910		5.95%, 12/01/07, AMBAC	No Opt. Call	2,954,552
8,090		6.00%, 12/01/08, AMBAC	No Opt. Call	8,402,759
8,600		6.05%, 12/01/09, AMBAC	No Opt. Call	9,133,888
4,405		Los Angeles Cnty. Met. Transp. Auth., Spl. Assmt. RB, Spl. Benefit Assmt. Dist. A1 Proj.,
		3.75%, 9/01/08, AMBAC	No Opt. Call	4,418,215
2,660	[2]	Los Angeles Unified Sch. Dist., Sch. Impvts. Lease Abatement COP, Ser. B, 3.00%,
		10/01/08, FSA	ETM	2,628,053
1,000		Mount Diablo Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 8/01/08,
		FSA	No Opt. Call	1,000,230
1,000		Orange Cnty. Local Transp. Auth., Misc. Sales Tax RB, 6.00%, 2/15/09, MBIA	No Opt. Call	1,044,390
2,495	[2]	Pasadena Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. C, 3.50%,
		11/01/08, FSA	ETM	2,491,133
2,100		Pub. Wks. Brd., Elec., Pwr. & Lt. Impvts. Misc. RB, Energy Efficiency Proj., Ser. A,
		5.625%, 10/01/08, AMBAC	04/07 @ 101	2,121,000
3,345		Sacramento City Fing. Auth., Pub. Impvts. Lease Abatement RB, City Hall & Redev.
		Projs., Ser. A, 3.50%, 12/01/08, FSA	No Opt. Call	3,339,514
		Sacramento Mun. Util. Dist.,
3,750	[2]	Elec., Pwr. & Lt. RB, Ser. C, 5.75%, 11/15/08, FGIC	ETM	3,783,713
2,950	[2]	Elec., Pwr. & Lt. RB, Ser. C, 5.75%, 11/15/09, MBIA	ETM	2,955,192
825	[2]	Swr. RB, Ser. C, 5.75%, 11/15/07, MBIA	ETM	832,664
3,855	[2]	San Bernardino Cnty. Transp. Auth., Hwy. Impvts. Sales Tax RB, 6.00%, 3/01/10, FGIC	ETM	4,006,116
		San Diego Cnty. Regl. Transp. Comm., Hwy. Impvts. Sales Tax RB,
4,030	[2]	Ser. A, 6.00%, 4/01/08, MBIA	ETM	4,070,582
1,285	[2]	Ser. A, 6.00%, 4/01/08, FGIC	ETM	1,297,940
1,000		San Mateo Cnty. Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, Ser.
		A, 3.30%, 9/01/08, FGIC	No Opt. Call	997,290
		Santa Ana Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
1,000		Ser. B, Zero Coupon, 8/01/08, FGIC	No Opt. Call	952,530
2,000		Ser. B, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,835,000
				123,172,051
		Puerto Rico—9.9%
		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB,
5,280		Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	5,441,779

1

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)

(Percentages shown are based on Net Assets)
Principal
Amount		Option Call
(000)	Description	Provisions[1]	Value
	Puerto Rico—(cont'd)
$ 6,000	Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	$6,187,740
4,000	Mun. Fin. Agcy., Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, Ser. A, 5.625%, 8/01/10,
	FSA	08/09 @ 101	4,217,440
			15,846,959
	Total Long-Term Investments (cost $135,500,049)		139,019,010
Shares
(000)
	MONEY MARKET FUNDS—12.6%
14,050	AIM Tax Free Cash Res. Portfolio - Institutional Class, 3.45%	N/A	14,050,000
6,100	SSgA Tax Free Money Mkt. Fund - Class A, 3.06%	N/A	6,100,000
	Total Short-Term Investments (cost $20,150,000)		20,150,000
	Total Investments —99.7% (cost $155,650,0493)		$ 159,169,010
	Other assets in excess of liabilities —0.3%		497,880
	Net Assets Applicable to Common Shareholders—100%		$ 159,666,890

_________________
[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]	Security is collateralized by Municipal or U.S. Treasury obligations.
[3]	Cost for federal income tax purposes is $155,596,683. The net unrealized appreciation on a tax basis is $3,572,327, consisting of $3,668,661 gross unrealized appreciation and $96,334 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 100.8% of the Trust's managed assets.

AMBAC	— 25.3%
FGIC	— 16.5%
FSA	— 21.4%
MBIA	— 25.0%
Other	— 12.6%

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Assoc.
ETM	— Escrowed to Maturity	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	TA	— Tax Allocation
FSA	— Financial Security Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock California Insured Municipal 2008 Term Trust, Inc.

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007